Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non–Current Assets
Other non-current assets	$ 569	$ 241
Intangibles and goodwill	37,048	40,723
Right-of-use assets	27,746	10,386
Property, plant and equipment	173,397	87,082
Total Non-Current Assets	238,760	138,432
Current Assets
Inventories	149,055	85,516
Tax receivable	15,022	20,680
Trade and other receivables	109,798	109,295
Restricted cash		2,455
Cash and cash equivalents	132,145	158,717
Total Current Assets	406,020	376,663
TOTAL ASSETS	644,780	515,095
Non-Current Liabilities
Debt due after more than one year	(301,129)	(139,734)
Preferred shares		(451,721)
Lease liabilities	(25,514)	(8,991)
Stock warrants	(10,407)
Deferred tax liabilities	(779)	(1,230)
Total Non-Current Liabilities	(337,829)	(601,676)
Current Liabilities
Debt due within one year	(191)	(147,238)
Government and other grants	(38,941)	(44,037)
Trade and other payables	(99,641)	(95,246)
Lease liabilities due within one year	(5,582)	(2,114)
Total Current Liabilities	(144,355)	(288,635)
Equity
Share capital and share premium	(754,023)	(152,732)
Foreign currency translation reserve	19,706	19,905
Other reserves	(104,957)	(99,821)
Accumulated deficit	676,223	607,657
Total equity attributable to equity holders of the parent	(163,051)	375,009
Non-controlling interests	455	207
Total Equity	(162,596)	375,216
TOTAL EQUITY AND LIABILITIES	$ (644,780)	$ (515,095)